Short-Term Borrowings and Long-Term Debt (Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Intangible Assets for Loans) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Debt Disclosure [Line Items]
Amount pledged as collateral	¥ 3,040	¥ 1,489
Property, Plant and Equipment, Net of Accumulated Depreciation
Debt Disclosure [Line Items]
Amount pledged as collateral	2,922	¥ 1,489
Long-term Investments in Debt and Equity Securities
Debt Disclosure [Line Items]
Amount pledged as collateral	¥ 118